Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000027865
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,683	$ 11,401	$ 11,530	$ 12,048	$ 13,759	$ 13,700	$ 11,488	$ 12,287	$ 12,667	$ 13,615
C000125779
Account Value [Line Items]
Accumulated Value	10,000	10,856	11,232	11,142	11,989	11,990	12,290	12,185	13,540	14,465	14,982
C000027854
Account Value [Line Items]
Accumulated Value	10,000	11,752	12,484	11,970	13,371	13,992	14,748	13,318	14,920	16,058	17,156
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,265	10,628	10,629	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,265	10,628	10,629	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,265	10,628	10,629	11,556	12,424	12,232	10,641	11,229	11,369	12,199
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Accumulated Value	10,000	10,988	11,454	11,585	12,532	12,881	13,576	13,432	15,185	16,559	17,542
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,713	$ 12,592	$ 12,330	$ 14,095	$ 15,098	$ 15,895	$ 14,116	$ 16,014	$ 17,326	$ 18,820